Real Estate Assets Narrative Tagging (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) properties Unit	Dec. 31, 2013 USD ($) Unit parkingstalls	Dec. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)
Long-term Debt	$ 76,707,834	$ 57,087,320
Woodland Park [Member]
Business Acquisition, Pro Forma Revenue		1,000,000
Net Income (Loss) Attributable to Parent		164,000
Real Estate Acquired Through Foreclosure		15,700,000
Maples on 97th [Member]
Business Acquisition, Pro Forma Revenue			$ 604,000
Net Income (Loss) Attributable to Parent			$ 235,000
Business Acquisition, Effective Date of Acquisition			Aug. 29, 2012
The 50/50 Student Housing--UNL [Member]
Operating Leases, Rent Expense		$ 100
Number of Parking Stalls | parkingstalls		1,605
Number of Units in Real Estate Property | Unit		475
Third Party Contribution to Building		$ 16,700,000
Estimated Total Cost of Construction		33,800,000
Consolidated Properties [Member]
Number of Real Estate Properties | properties	9
Limited Partner [Member] | Consolidated Properties [Member]
Noncontrolling Interest, Ownership Percentage by Parent	99.00%
Number of Real Estate Properties | properties	3
Limited Liability Company [Member]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Number of Limited Liability Companies | properties	6
General Partner [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.00%
Real Estate [Member]
Number of Real Estate Properties | properties	9
Number of Units in Real Estate Property | Unit	2,163
Long-term Debt	$ 76,707,834	$ 57,087,320
Real Estate [Member] | Eagle Village [Member]
Number of Units in Real Estate Property | Unit	511	511
Long-term Debt	$ 8,224,671	$ 8,828,435
Long Term Debt, Maturity date at a point in time	Sep. 01, 2015	Jun. 01, 2014
Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Number of Units in Real Estate Property | Unit	475
Long-term Debt		$ 7,177,438
Long Term Debt, Maturity date at a point in time		Mar. 01, 2020
Available-for-sale Securities [Member]
Land	$ 4,500,000
Available-for-sale Securities [Member] | St. Petersburg [Member]
Land	3,000,000
Available-for-sale Securities [Member] | Kansas and California [Member]
Land	$ 1,500,000
KANSAS | Real Estate [Member]
Number of Real Estate Properties | properties	1
NEBRASKA | Real Estate [Member]
Number of Real Estate Properties | properties	3
KENTUCKY | Real Estate [Member]
Number of Real Estate Properties | properties	1
INDIANA | Real Estate [Member]
Number of Real Estate Properties | properties	1
GEORGIA | Real Estate [Member]
Number of Real Estate Properties | properties	1
TEXAS | Real Estate [Member]
Number of Real Estate Properties | properties	2
Conventional Mortgage Loan [Member] | The 50/50 Student Housing--UNL [Member]
Long-term Debt	$ 25,500,000			$ 25,500,000
Long Term Debt, Maturity date at a point in time	Apr. 01, 2020
Tax Increment Financing [Member] | The 50/50 Student Housing--UNL [Member]
Long-term Debt	$ 4,300,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.70%
Long Term Debt, Maturity date at a point in time	Jan. 01, 2019
Tax Increment Financing [Member] | Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Long-term Debt	$ 4,299,990
Long Term Debt, Maturity date at a point in time	Dec. 01, 2019